American Century Investments®
Quarterly Portfolio Holdings
American Century® Short Duration Strategic Income ETF(SDSI)
May 31, 2026

Short Duration Strategic Income ETF - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 42.9%
Aerospace and Defense — 1.1%
Boeing Co., 6.30%, 5/1/29	764,000	799,393
Honeywell Aerospace, Inc., 4.00%, 3/16/29(1)	791,000	781,938
TransDigm, Inc., 4.875%, 5/1/29	810,000	801,211
		2,382,542
Automobiles — 0.4%
Ford Motor Credit Co. LLC, 5.125%, 11/5/26	500,000	501,340
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/26(1)	425,000	426,823
		928,163
Banks — 7.2%
ABN AMRO Bank NV, VRN, 3.32%, 3/13/37(1)	1,000,000	903,682
Australia & New Zealand Banking Group Ltd., VRN, 2.57%, 11/25/35(1)	1,211,000	1,086,137
Bank of America Corp., VRN, 4.48%, 4/23/30	235,000	233,994
Bank of Montreal, VRN, 4.88%, 6/2/32(2)	730,000	731,296
Bank of Montreal, VRN, 3.80%, 12/15/32	825,000	812,539
Bank of Montreal, VRN, 7.70%, 5/26/84	805,000	845,390
Bank of Nova Scotia, VRN, 4.58%, 6/5/29(2)	650,000	650,214
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 5.40%, 6/3/31(1)(2)	273,000	273,704
Credit Agricole SA, VRN, 4.66%, 1/12/32(1)	616,000	607,299
Dresdner Funding Trust I, 8.15%, 6/30/31(1)	511,000	551,281
Fifth Third Financial Corp., VRN, 5.98%, 1/30/30	405,000	417,431
FNB Corp., VRN, 5.72%, 12/11/30	451,000	454,479
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	991,000	1,032,736
Freedom Mortgage Holdings LLC, 6.875%, 5/1/31(1)	45,000	43,643
Huntington Bancshares, Inc., VRN, 4.62%, 1/28/32	405,000	399,511
JPMorgan Chase & Co., VRN, 4.41%, 4/23/30	520,000	517,313
Morgan Stanley Bank NA, VRN, 4.79%, 5/10/30	250,000	250,743
Morgan Stanley Private Bank NA, VRN, 4.73%, 7/18/31	335,000	334,178
Regions Bank, VRN, 4.76%, 7/27/29	650,000	652,035
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	600,000	623,210
Truist Bank, VRN, 4.63%, 9/17/29	530,000	527,648
Wells Fargo & Co., VRN, 4.58%, 5/20/29	760,000	759,786
Wells Fargo & Co., VRN, 4.18%, 1/23/30	525,000	519,707
Western Alliance Bancorp, VRN, 3.00%, 6/15/31	515,000	500,168
Westpac Banking Corp., VRN, 2.67%, 11/15/35	908,000	820,468
Zions Bancorp NA, 3.25%, 10/29/29	700,000	659,666
Zions Bancorp NA, VRN, 4.48%, 2/9/29	555,000	551,379
		15,759,637
Beverages — 0.2%
Maple Parent Holdings Corp., 4.75%, 3/26/29(1)	375,000	375,004
Broadline Retail — 0.4%
Amazon.com, Inc., 4.00%, 3/13/29	620,000	615,545
Amazon.com, Inc., 4.25%, 3/13/31	170,000	168,158
		783,703
Building Products — 0.6%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	290,000	267,089
Standard Industries, Inc., 4.75%, 1/15/28(1)	1,100,000	1,095,424
		1,362,513

Capital Markets — 5.6%
Apollo Debt Solutions BDC, 5.20%, 12/8/28(1)	410,000	405,809
Ares Strategic Income Fund, 5.70%, 3/15/28	386,000	386,474
Blackstone Private Credit Fund, 3.25%, 3/15/27	775,000	764,135
Blackstone Private Credit Fund, 5.95%, 7/16/29	503,000	503,701
Blackstone Secured Lending Fund, 2.75%, 9/16/26	466,000	463,046
Blue Owl Capital Corp., 3.40%, 7/15/26	930,000	928,669
Blue Owl Credit Income Corp., 7.75%, 9/16/27	465,000	474,907
Blue Owl Credit Income Corp., 7.75%, 1/15/29	575,000	594,610
Charles Schwab Corp., VRN, 4.74%, 5/21/30	550,000	553,008
Citadel Finance LLC, 4.75%, 2/14/29(1)	330,000	324,551
Deutsche Bank AG, VRN, 4.875%, 12/1/32	869,000	866,707
Goldman Sachs BDC, Inc., 5.10%, 1/28/29	233,000	228,005
Goldman Sachs Group, Inc., VRN, 4.52%, 1/21/32	615,000	605,633
Goldman Sachs Private Credit Corp., 5.05%, 2/23/28	290,000	288,289
Golub Capital BDC, Inc., 2.05%, 2/15/27	294,000	287,365
Golub Capital BDC, Inc., 7.05%, 12/5/28	346,000	356,234
Golub Capital Private Credit Fund, 5.45%, 8/15/28(1)	460,000	456,360
HPS Corporate Lending Fund, 5.45%, 1/14/28	540,000	538,756
HPS Corporate Lending Fund, 4.90%, 9/11/28	90,000	88,469
Morgan Stanley, VRN, 4.13%, 10/18/29	995,000	983,700
North Haven Private Income Fund LLC, 5.125%, 9/25/28(1)	477,000	467,012
Northern Trust Corp., VRN, 3.375%, 5/8/32	1,203,000	1,187,870
Oaktree Strategic Credit Fund, 6.50%, 7/23/29	525,000	530,602
		12,283,912
Consumer Finance — 0.7%
Avilease Capital Ltd., 4.75%, 11/12/30(1)	240,000	234,470
Navient Corp., 9.375%, 10/15/31	402,000	400,563
Stellantis Financial Services U.S. Corp., 4.95%, 9/15/28(1)	840,000	836,851
		1,471,884
Consumer Staples Distribution & Retail — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.50%, 3/31/31(1)	360,000	354,925
Diversified REITs — 3.1%
American Assets Trust LP, 3.375%, 2/1/31	890,000	809,071
Brandywine Operating Partnership LP, 8.30%, 3/15/28	607,000	632,020
Equinix Asia Financing Corp. Pte. Ltd., 4.40%, 3/15/31	415,000	407,703
Global Net Lease, Inc., 4.50%, 9/30/28(1)	925,000	906,778
Kilroy Realty LP, 4.25%, 8/15/29	535,000	518,671
Kilroy Realty LP, 3.05%, 2/15/30	700,000	644,715
Piedmont Operating Partnership LP, 6.875%, 7/15/29	420,000	441,603
Piedmont Operating Partnership LP, 2.75%, 4/1/32	405,000	344,422
Store Capital LLC, 4.95%, 2/11/31(1)	685,000	679,105
Trust 2401, 4.87%, 1/15/30(1)	400,000	382,978
Trust 2401, 7.70%, 1/23/32(1)(3)	200,000	213,745
Trust Fibra Uno, 4.87%, 1/15/30(1)	540,000	517,619
Vornado Realty LP, 2.15%, 6/1/26	363,000	363,000
		6,861,430
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 7.30%, 8/15/26	45,000	45,251
Core Scientific Finance I LLC, 7.75%, 5/15/31(1)	520,000	532,062
SE Cosmos LLC, 8.875%, 5/1/31(1)	485,000	507,565
		1,084,878
Electric Utilities — 1.8%
COX Asset Mexico SA de CV, 7.125%, 1/8/32(1)	514,000	524,023
Emera, Inc., Series 16-A, VRN, 6.75%, 6/15/76	643,000	643,413

Evergy Missouri West, Inc., 4.70%, 5/21/29(1)		488,000	489,274
Hawaiian Electric Co., Inc., 6.00%, 10/1/33(1)		377,000	374,392
Hydro One, Inc., 4.75%, 5/30/31		104,000	104,412
NRG Energy, Inc., 6.125%, 5/15/36(1)		61,000	60,901
Southern Co. Gas Capital Corp., VRN, 6.05%, 9/15/56		250,000	251,278
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)		573,000	596,542
VoltaGrid LLC, 7.375%, 11/1/30(1)		516,000	537,564
Xcel Energy, Inc., VRN, 5.75%, 12/3/56		348,000	345,028
			3,926,827
Electrical Equipment — 0.1%
WESCO Distribution, Inc., 5.25%, 4/15/31(1)		218,000	216,477
Entertainment — 0.3%
Discovery Global Holdings, Inc., 4.30%, 1/17/30	EUR	496,000	548,794
Financial Services — 2.4%
Atlas Warehouse Lending Co. LP, 6.05%, 1/15/28(1)		282,000	286,173
Atlas Warehouse Lending Co. LP, 4.625%, 11/15/28(1)		278,000	274,622
Corebridge Global Funding, 4.45%, 10/2/30(1)		941,000	926,410
Corebridge Global Funding, 4.55%, 1/9/31(1)		190,000	187,272
Essent Group Ltd., 6.25%, 7/1/29		865,000	894,070
Nationwide Building Society, VRN, 4.125%, 10/18/32(1)		750,000	741,713
NMI Holdings, Inc., 6.00%, 8/15/29		795,000	813,611
PayPal Holdings, Inc., 4.55%, 6/1/28		435,000	436,164
Rocket Cos., Inc., 6.125%, 8/1/30(1)		390,000	396,173
Rocket Cos., Inc., 6.375%, 8/1/33(1)(3)		90,000	91,507
UWM Holdings LLC, 6.25%, 3/15/31(1)		266,000	244,428
			5,292,143
Food Products — 0.2%
Minerva Luxembourg SA, 4.375%, 3/18/31(1)		571,000	507,180
Gas Utilities — 0.3%
National Fuel Gas Co., 4.75%, 5/15/29(2)		653,000	653,638
Ground Transportation — 0.5%
Ashtead Capital, Inc., 4.375%, 8/15/27(1)		550,000	548,135
Fedex Freight Holding Co., Inc., 4.65%, 3/15/31(1)		596,000	587,355
			1,135,490
Health Care Equipment and Supplies — 0.8%
Baxter International, Inc., 4.45%, 2/15/29		705,000	698,242
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)		954,000	980,321
			1,678,563
Health Care Providers and Services — 0.5%
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)		610,000	597,400
IQVIA, Inc., 5.00%, 5/15/27(1)		375,000	375,002
Universal Health Services, Inc., 1.65%, 9/1/26		175,000	173,805
			1,146,207
Hotels, Restaurants and Leisure — 0.2%
Carnival Corp. Ltd., 5.125%, 5/1/29(1)		491,000	490,779
Household Durables — 0.7%
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)		744,000	751,677
TopBuild Corp., 3.625%, 3/15/29(1)		818,000	811,800
			1,563,477
Independent Power and Renewable Electricity Producers — 0.3%
Greenko Wind Projects Mauritius Ltd., 7.25%, 9/27/28(1)		610,700	617,286
Insurance — 1.4%
Fortitude Global Funding, 4.625%, 10/6/28(1)		762,000	755,135
GA Global Funding Trust, 5.20%, 12/9/31(1)		395,000	389,723

Global Atlantic Fin Co., 4.40%, 10/15/29(1)	1,160,000	1,127,998
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(1)	711,000	703,375
		2,976,231
IT Services — 0.0%
CoreWeave, Inc., 9.25%, 6/1/30(1)(3)	95,000	96,991
Media — 2.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	153,000	152,976
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	670,000	663,722
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	685,000	647,793
Cox Communications, Inc., 5.70%, 6/15/33(1)	535,000	527,649
Discovery Communications LLC, 3.95%, 3/20/28	272,000	254,206
Discovery Communications LLC, 4.125%, 5/15/29	596,000	596,835
Nexstar Media, Inc., 6.50%, 9/15/33(1)	297,000	299,577
Sirius XM Radio LLC, 4.00%, 7/15/28(1)	965,000	940,540
Univision Communications, Inc., 7.375%, 6/30/30(1)	405,000	403,645
Univision Communications, Inc., 8.875%, 4/15/33(1)	280,000	279,215
		4,766,158
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	705,000	730,740
Multi-Utilities — 0.8%
CMS Energy Corp., VRN, 4.75%, 6/1/50	1,233,000	1,217,553
Sempra, VRN, 4.125%, 4/1/52	516,000	511,640
		1,729,193
Oil, Gas and Consumable Fuels — 4.9%
Azule Energy Finance PLC, 8.125%, 1/23/30(1)	272,000	278,051
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	870,000	895,364
Cenovus Energy, Inc., 4.65%, 3/20/31	924,000	916,872
Enbridge, Inc., VRN, 6.00%, 1/15/77	910,000	913,118
Enterprise Products Operating LLC, VRN, 5.25%, 8/16/77	1,078,000	1,077,212
Equinor ASA, 4.50%, 9/3/30	260,000	260,136
Expand Energy Corp., 5.375%, 3/15/30	1,110,000	1,120,176
Ovintiv, Inc., 7.20%, 11/1/31	198,000	218,432
Ovintiv, Inc., 7.375%, 11/1/31	147,000	163,314
Permian Resources Operating LLC, 5.875%, 7/1/29(1)	859,000	860,219
Permian Resources Operating LLC, 6.25%, 2/1/33(1)	337,000	346,394
PRIO Luxembourg Holding SARL, 6.75%, 10/15/30(1)	400,000	399,900
Targa Resources Corp., 4.35%, 1/15/29	1,058,000	1,054,031
Targa Resources Corp., 4.35%, 4/15/31	190,000	186,164
Transcanada Trust, VRN, 5.30%, 3/15/77	188,000	187,835
Venture Global LNG, Inc., 7.00%, 1/15/30(1)(3)	860,000	882,520
Venture Global Plaquemines LNG LLC, 6.125%, 12/15/30(1)	450,000	462,435
Western Midstream Operating LP, 4.80%, 3/1/31	419,000	416,226
		10,638,399
Passenger Airlines — 1.8%
American Airlines Pass-Through Trust, Class A, 3.70%, 4/1/28	6,272	6,253
American Airlines Pass-Through Trust, Class B, 3.85%, 8/15/29	674,453	660,292
American Airlines, Inc., 7.25%, 2/15/28(1)	1,045,000	1,060,626
AS Mileage Plan IP Ltd., 5.02%, 10/20/29(1)	359,000	355,913
AS Mileage Plan IP Ltd., 5.31%, 10/20/31(1)	205,000	201,459
Avianca Midco 2 PLC, 9.625%, 2/14/30(1)	600,000	584,754
United Airlines, Inc., 4.625%, 4/15/29(1)	1,130,000	1,115,237
		3,984,534
Semiconductors and Semiconductor Equipment — 0.1%
Kioxia Holdings Corp., 6.25%, 7/24/30(1)	200,000	206,098

Software — 1.8%
AppLovin Corp., 5.125%, 12/1/29	688,000	696,128
AppLovin Corp., 5.375%, 12/1/31	390,000	397,024
Oracle Corp., 4.95%, 2/4/31	465,000	457,360
Salesforce, Inc., 4.50%, 3/15/28	545,000	545,734
Salesforce, Inc., 4.65%, 3/15/29	295,000	295,641
ServiceNow, Inc., 4.25%, 5/15/28	435,000	435,074
ServiceNow, Inc., 4.70%, 8/15/31	425,000	425,397
SS&C Technologies, Inc., 6.50%, 6/1/32(1)	610,000	615,759
		3,868,117
Specialized REITs — 0.6%
Crown Castle, Inc., 4.80%, 9/1/28	565,000	568,155
Crown Castle, Inc., 4.90%, 9/1/29	810,000	814,922
		1,383,077
Specialty Retail — 0.3%
Advance Auto Parts, Inc., 7.00%, 8/1/30(1)	587,000	603,564
Trading Companies and Distributors — 0.6%
Aircastle Ltd., 6.50%, 7/18/28(1)	280,000	289,102
Herc Holdings, Inc., 7.00%, 6/15/30(1)	1,030,000	1,070,863
		1,359,965
TOTAL CORPORATE BONDS (Cost $93,799,759)		93,768,519
U.S. TREASURY SECURITIES — 20.8%
U.S. Treasury Notes, 4.625%, 6/15/27(4)	555,000	559,092
U.S. Treasury Notes, 3.50%, 9/30/27	65,000	64,629
U.S. Treasury Notes, 4.00%, 5/31/28(2)	23,210,000	23,212,255
U.S. Treasury Notes, 3.75%, 12/31/28	7,510,000	7,456,902
U.S. Treasury Notes, 3.875%, 5/15/29	8,015,000	7,977,117
U.S. Treasury Notes, 4.375%, 12/31/29	5,000,000	5,047,656
U.S. Treasury Notes, 3.875%, 4/30/31	1,040,000	1,028,056
TOTAL U.S. TREASURY SECURITIES (Cost $45,285,942)		45,345,707
COLLATERALIZED MORTGAGE OBLIGATIONS — 11.9%
Private Sponsor Collateralized Mortgage Obligations — 11.7%
Angel Oak Mortgage Trust, Series 2020-5, Class A2, SEQ, VRN, 1.58%, 5/25/65(1)	29,751	28,923
Barclays Mortgage Loan Trust, Series 2026-NQM2, Class A1, VRN, 4.70%, 12/25/65(1)	775,739	768,002
BINOM Mortgage Loan Trust, Series 2026-NQM1, Class A2, 5.31%, 2/25/66(1)	395,794	393,856
BRAVO Residential Funding Trust, Series 2024-NQM2, Class A3, 6.59%, 2/25/64(1)	431,469	434,857
BRAVO Residential Funding Trust, Series 2025-NQM4, Class A2, 5.82%, 2/25/65(1)	410,874	412,823
BRAVO Residential Funding Trust, Series 2025-NQM7, Class A1B, 5.46%, 7/25/65(1)	243,811	244,292
BRAVO Residential Funding Trust, Series 2025-NQM9, Class A3, 5.55%, 9/25/65(1)	375,855	375,851
BRAVO Residential Funding Trust, Series 2026-NQM4, Class A2, 5.49%, 3/25/66(1)	737,655	736,924
Chase Home Lending Mortgage Trust, Series 2024-6, Class A9A, VRN, 6.00%, 5/25/55(1)	82,919	83,331
Chase Home Lending Mortgage Trust, Series 2024-7, Class A4, VRN, 6.00%, 6/25/55(1)	486,018	487,883
Chase Home Lending Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 8/25/55(1)	5,037	5,025
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	45,098	45,176
Chase Home Lending Mortgage Trust, Series 2025-2, Class A4, VRN, 6.00%, 12/25/55(1)	202,950	203,799
Chase Home Lending Mortgage Trust, Series 2025-8, Class A4, SEQ, VRN, 6.00%, 6/25/56(1)	510,325	512,562
Chase Home Lending Mortgage Trust, Series 2025-8, Class A9, VRN, 6.25%, 6/25/56(1)	221,125	222,411
Chase Home Lending Mortgage Trust, Series 2025-9, Class A4A, SEQ, VRN, 5.50%, 6/25/56(1)	278,867	278,419
Citigroup Mortgage Loan Trust, Series 2024-1, Class A7A, VRN, 6.00%, 7/25/54(1)	63,977	64,220
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(1)	96,684	96,819
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A5, VRN, 5.50%, 6/25/54(1)	25,298	25,263
COLT Mortgage Loan Trust, Series 2026-1, Class A2, 4.96%, 2/25/71(1)	635,676	629,497
Cross Mortgage Trust, Series 2024-H3, Class A2, 6.58%, 6/25/69(1)	134,448	135,549

Ellington Financial Mortgage Trust, Series 2025-NQM3, Class A1B, 5.49%, 8/25/70(1)	324,533	325,098
GS Mortgage-Backed Securities Trust, Series 2024-PJ7, Class A7, SEQ, VRN, 5.50%, 11/25/54(1)	40,237	40,194
GS Mortgage-Backed Securities Trust, Series 2024-PJ8, Class A3, VRN, 5.00%, 2/25/55(1)	247,475	242,302
GS Mortgage-Backed Securities Trust, Series 2025-PJ6, Class A4, SEQ, VRN, 6.00%, 11/25/55(1)	176,940	177,592
GS Mortgage-Backed Securities Trust, Series 2026-PJ7, Class A4, SEQ, VRN, 5.50%, 10/25/56(1)	600,000	600,639
HOMES Trust, Series 2025-AFC3, Class A1, VRN, 4.93%, 8/25/60(1)	335,664	333,763
HOMES Trust, Series 2025-AFC3, Class A2, 5.14%, 8/25/60(1)	692,306	689,383
JP Morgan Mortgage Trust, Series 2023-6, Class A4, SEQ, VRN, 6.00%, 12/26/53(1)	125,706	126,275
JP Morgan Mortgage Trust, Series 2023-8, Class A4, SEQ, VRN, 6.00%, 2/25/54(1)	217,448	218,437
JP Morgan Mortgage Trust, Series 2024-1, Class A4, SEQ, VRN, 6.00%, 6/25/54(1)	85,297	85,530
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	55,242	55,229
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(1)	702	700
JP Morgan Mortgage Trust, Series 2024-8, Class A3, VRN, 5.50%, 1/25/55(1)	90,332	90,061
JP Morgan Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 1/25/55(1)	615	613
JP Morgan Mortgage Trust, Series 2025-5MPR, Class A3, 6.16%, 11/25/55(1)	179,526	179,519
JP Morgan Mortgage Trust, Series 2025-7MPR, Class A1D, SEQ, 5.32%, 2/25/56(1)	411,479	410,893
JP Morgan Mortgage Trust, Series 2025-CCM2, Class A4, SEQ, VRN, 6.00%, 9/25/55(1)	256,384	257,889
JP Morgan Mortgage Trust, Series 2025-NQM2, Class A1B, 5.57%, 9/25/65(1)	191,232	191,802
JP Morgan Mortgage Trust, Series 2025-NQM3, Class A1B, 5.50%, 11/25/65(1)	486,779	487,420
JP Morgan Mortgage Trust, Series 2026-ACES1, Class A2, VRN, 5.16%, 4/25/66(1)	764,000	754,514
JP Morgan Mortgage Trust, Series 2026-NQM3, Class A3, 5.84%, 10/25/66(1)	625,000	624,998
JP Morgan Mortgage Trust, Series 2026-NQX1, Class A2, 5.81%, 7/25/66(1)	617,005	617,264
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-3, Class A2, VRN, 6.00%, 7/25/54(1)	30,184	30,228
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM1, Class A3, 6.14%, 11/25/69(1)	280,433	283,181
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM5, Class A3, 5.90%, 7/25/70(1)	743,822	746,934
New Residential Mortgage Loan Trust, Series 2026-NQM5, Class A2, 5.48%, 4/25/66(1)	846,504	843,844
OBX Trust, Series 2024-J1, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)	28,839	28,849
OBX Trust, Series 2024-NQM11, Class A3, 6.23%, 6/25/64(1)	135,008	136,040
OBX Trust, Series 2025-J1, Class A4, SEQ, VRN, 6.00%, 5/25/55(1)	199,105	199,874
OBX Trust, Series 2025-J3, Class A5, SEQ, VRN, 5.00%, 10/25/55(1)	199,041	197,675
OBX Trust, Series 2025-NQM11, Class A1B, 5.42%, 5/25/65(1)	404,048	404,788
OBX Trust, Series 2025-NQM13, Class A1B, 5.44%, 5/25/65(1)	443,083	444,102
PMT Loan Trust, Series 2025-CNF1, Class A8, SEQ, VRN, 5.00%, 10/25/56(1)	1,207,791	1,196,703
PMT Loan Trust, Series 2025-J2, Class A9, VRN, 5.50%, 8/25/56(1)	265,011	264,020
PRKCM Trust, Series 2025-AFC1, Class A1B, 5.10%, 10/25/60(1)	532,442	530,371
PRKCM Trust, Series 2026-AFC1, Class A1, VRN, 4.68%, 2/25/61(1)	587,738	580,603
Provident Funding Mortgage Trust, Series 2025-3, Class A4, VRN, 5.50%, 8/25/55(1)	187,876	187,910
Provident Funding Mortgage Trust, Series 2025-4, Class A4, VRN, 5.50%, 9/25/55(1)	435,873	435,954
Radian Mortgage Capital Trust, Series 2025-J2, Class A15, VRN, 5.50%, 11/25/55(1)	244,287	243,871
Rate Mortgage Trust, Series 2024-J4, Class A5, SEQ, VRN, 5.50%, 12/25/54(1)	203,837	204,280
Santander Mortgage Asset Receivable Trust, Series 2025-NQM3, Class A2, 5.85%, 5/25/65(1)	391,428	393,597
Santander Mortgage Asset Receivable Trust, Series 2026-NQM2, Class A1, VRN, 4.70%, 1/25/66(1)	434,548	429,804
Santander Mortgage Asset Receivable Trust, Series 2026-NQM3, Class A1, VRN, 5.18%, 3/25/66(1)	549,483	548,060
Sequoia Mortgage Trust, Series 2024-4, Class A4, VRN, 6.00%, 5/25/54(1)	107,268	107,548
Sequoia Mortgage Trust, Series 2024-8, Class A11, SEQ, VRN, 5.50%, 9/25/54(1)	578	577
Sequoia Mortgage Trust, Series 2024-8, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)	55,509	55,511
Sequoia Mortgage Trust, Series 2025-12, Class A5, SEQ, VRN, 5.00%, 12/25/55(1)	949,483	939,154
Sequoia Mortgage Trust, Series 2025-6, Class A5, SEQ, VRN, 5.50%, 7/25/55(1)	265,959	265,532
Sequoia Mortgage Trust, Series 2025-7, Class A5, SEQ, VRN, 5.50%, 8/25/55(1)	219,854	219,534
SG Residential Mortgage Trust, Series 2025-1, Class A1, VRN, 5.10%, 12/25/65(1)	849,012	846,208
Triangle Re Ltd., Series 2023-1, Class M1A, VRN, 7.01%, (30-day average SOFR plus 3.40%), 11/25/33(1)	13,875	13,944
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(1)	21,494	20,602
Verus Securitization Trust, Series 2024-4, Class A1, 6.22%, 6/25/69(1)	85,458	86,176
Verus Securitization Trust, Series 2024-9, Class A3, 5.89%, 11/25/69(1)	302,253	303,516
Verus Securitization Trust, Series 2025-4, Class A3, 5.75%, 5/25/70(1)	112,633	112,906

Verus Securitization Trust, Series 2026-4, Class A1, VRN, 5.00%, 4/25/71(1)	1,045,356	1,042,387
Verus Securitization Trust, Series 2026-R5, Class A3, 5.76%, 3/25/68(1)	475,000	474,998
Vista Point Securitization Trust, Series 2020-2, Class A1, VRN, 1.48%, 4/25/65(1)	24,546	24,048
		25,538,926
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 377, Class C4, IO, 2.00%, 1/25/51	3,332,282	441,175
FNMA, Series 2024-R01, Class 1M1, VRN, 4.66%, (30-day average SOFR plus 1.05%), 1/25/44(1)	38,473	38,470
		479,645
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $26,082,057)		26,018,571
ASSET-BACKED SECURITIES — 11.1%
ACM Auto Trust, Series 2025-2A, Class A, SEQ, 5.55%, 6/20/28(1)	215,016	215,359
ACM Auto Trust, Series 2025-2A, Class B, 7.25%, 2/20/32(1)	373,000	376,487
ACM Auto Trust, Series 2025-3A, Class B, 6.08%, 7/20/32(1)	822,000	820,389
ACM Auto Trust, Series 2025-4A, Class A, SEQ, 5.87%, 5/20/30(1)	217,037	217,500
AMCR ABS Trust, Series 2026-A, Class A, SEQ, 5.52%, 5/18/33(1)	369,906	370,706
Aqua Finance Issuer Trust, Series 2025-B, Class D, 6.16%, 5/17/51(1)	451,215	453,280
Aqua Finance Issuer Trust, Series 2026-A, Class B, 5.10%, 4/17/51(1)	640,000	634,799
Avant Credit Card Master Trust, Series 2024-1A, Class B, 5.55%, 4/15/30(1)	424,000	424,772
Avant Loans Funding Trust, Series 2026-REV1, Class D, 5.56%, 5/15/36(1)	651,000	644,902
Barclays Mortgage Loan Trust, Series 2026-CES1, Class A2, 5.15%, 1/25/56(1)	712,000	700,102
Bluepeak ABS Issuer LLC, Series 2025-1A, Class A2, SEQ, 5.86%, 12/20/55(1)	403,846	408,204
BRAVO Residential Funding Trust, Series 2026-CES1, Class A1A, 5.25%, 4/25/56(1)	1,008,431	1,007,643
Canon Music Issuer Trust, Series 2026-1A, Class A, SEQ, 5.52%, 5/1/76(1)	502,000	502,870
CARS-DB5 LP, Series 2021-1A, Class A3, SEQ, 1.92%, 8/15/51(1)	245,781	244,157
Centersquare Issuer LLC, Series 2025-3A, Class A2, SEQ, 5.00%, 8/25/55(1)	360,266	347,088
Cherry Securitization Trust, Series 2025-1A, Class B, 6.53%, 11/15/32(1)	365,000	368,999
College Avenue Student Loans LLC, Series 2019-A, Class C, 4.46%, 12/28/48(1)	266,257	260,298
Compass Datacenters Issuer III LLC, Series 2026-1A, Class A23, SEQ, 5.44%, 2/25/56(1)	653,059	645,485
Concord Music Royalties LLC, Series 2025-1A, Class A2, SEQ, 5.51%, 7/20/75(1)	251,000	251,921
DataBank Issuer LLC, Series 2023-1A, Class A2, SEQ, 5.12%, 2/25/53(1)	302,000	298,961
EDI ABS Issuer 1 LLC, Series 2025-1A, Class B, 4.55%, 7/25/55(1)	147,000	136,106
FinBe USA Trust, Series 2025-1A, Class B, 6.60%, 12/16/30(1)	562,000	554,928
FIP Master Funding LLC, Series 2026-1A, Class A5, SEQ, 5.39%, 3/15/56(1)	586,441	574,034
GoodLeap Sustainable Home Solutions Trust, Series 2021-4GS, Class A, SEQ, 1.93%, 7/20/48(1)	165,369	135,704
GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, VRN, 5.21%, (30-day average SOFR plus 1.60%), 8/25/54(1)	146,164	146,686
Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38(1)	47,850	48,808
JP Morgan Mortgage Trust, Series 2025-CES5, Class A1A, 5.14%, 2/25/56(1)	444,401	443,091
JP Morgan Mortgage Trust, Series 2025-CES5, Class A1B, 5.24%, 2/25/56(1)	458,791	457,827
JP Morgan Mortgage Trust, Series 2026-CES1, Class A1A, 4.91%, 6/25/56(1)	765,385	759,474
Kobalt Music Assets LP, Series 2024-1A, Class A2, SEQ, 6.625%, 4/7/64(1)	265,621	268,108
LMRK Issuer Co. 2 LLC, Series 2025-1A, Class A, SEQ, 5.52%, 9/15/55(1)	288,000	285,908
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, SEQ, 5.76%, 12/22/64(1)	242,307	243,766
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, SEQ, 5.60%, 9/20/65(1)	236,172	237,053
M&T Bank RV Trust, Series 2026-1A, Class A, SEQ, 4.35%, 1/15/46(1)	861,552	852,714
Mission Lane Credit Card Master Trust, Series 2024-B, Class B, 6.32%, 1/15/30(1)	356,000	357,462
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41%, 9/15/31(1)	246,000	244,318
Mission Lane Credit Card Master Trust, Series 2026-A, Class C, 5.69%, 7/15/32(1)	428,000	428,518
Mosaic Solar Loan Trust, Series 2021-3A, Class B, 1.92%, 6/20/52(1)	389,520	279,393
MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37(1)	33,523	33,461
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	200,000	124,750
OnDeck Asset Securitization Trust IV LLC, Series 2024-2A, Class B, 5.42%, 10/17/31(1)	143,000	143,035
Oportun Issuance Trust, Series 2026-A, Class D, 6.28%, 1/9/34(1)	629,000	626,967
Pagaya AI Debt Grantor Trust, Series 2026-2, Class B, 6.03%, 11/15/33(1)	584,315	584,494

Pawneee Equipment Receivables LLC, Series 2022-1, Class D, 7.23%, 7/17/28(1)	361,000	361,408
Purchasing Power Funding LLC, Series 2026-A, Class D, 5.40%, 8/15/30(1)	636,000	630,078
RCKT Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 6.03%, 2/25/44(1)	120,265	120,770
RCKT Trust, Series 2025-1A, Class D, 5.42%, 7/25/34(1)	138,000	137,200
Research-Driven Pagaya Motor Asset Trust, Series 2026-1A, Class C, 5.69%, 1/25/35(1)	390,600	384,644
RNL PH Owner LLC, Series 2026-1A, Class C, 5.59%, 3/20/56(1)	579,591	565,493
Santander Mortgage Asset Receivable Trust, Series 2025-CES1, Class A1A, 5.04%, 9/25/55(1)	614,034	610,219
Santander Mortgage Asset Receivable Trust, Series 2026-CES1, Class A1A, SEQ, 4.88%, 1/25/56(1)	745,043	736,916
Santander Mortgage Asset Receivable Trust, Series 2026-CES1, Class A1B, SEQ, 4.98%, 1/25/56(1)	889,245	879,175
Scalelogix ABS U.S. Issuer LLC, Series 2025-1A, Class B, 6.16%, 7/25/55(1)	248,000	242,632
SEB Funding LLC, Series 2024-1A, Class A2, SEQ, 7.39%, 4/30/54(1)	345,135	350,929
Stack Infrastructure Issuer LLC, Series 2026-1A, Class A2, SEQ, 5.00%, 3/27/56(1)	564,478	548,060
United Auto Credit Securitization Trust, Series 2026-1, Class D, 5.65%, 7/10/31(1)	635,000	633,393
Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55(1)	206,262	208,976
Vertical Bridge CC LLC, Series 2025-1A, Class C, 7.45%, 8/16/55(1)	259,741	264,587
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 5/25/54(1)	173,994	175,534
Westgate Resorts LLC, Series 2026-1A, Class C, 6.08%, 10/20/39(1)	336,648	336,693
TOTAL ASSET-BACKED SECURITIES (Cost $24,511,482)		24,347,234
CONVERTIBLE PREFERRED SECURITIES — 5.1%
Banks — 4.7%
Banco Bilbao Vizcaya Argentaria SA, 6.125%	600,000	601,348
Banco Bilbao Vizcaya Argentaria SA, 9.375%(3)	420,000	460,658
Banco Davivienda SA, 6.65%(1)	411,000	371,389
Banco Mercantil del Norte SA, 5.875%(1)	420,000	416,886
Banco Santander SA, 4.75%	600,000	600,367
BNP Paribas SA, 8.50%(1)	1,065,000	1,125,191
Commerzbank AG, 7.50%	200,000	208,943
Credit Agricole SA, 4.75%(1)	131,000	127,575
HSBC Holdings PLC, 6.50%	1,047,000	1,061,533
HSBC Holdings PLC, 6.875%	320,000	328,842
ING Groep NV, 7.50%	450,000	465,136
ING Groep NV, 4.875%	812,000	783,270
Lloyds Banking Group PLC, 8.00%	585,000	624,399
Macquarie Bank Ltd., 6.125%(1)	215,000	216,733
Skandinaviska Enskilda Banken AB, 6.875%	600,000	610,420
Societe Generale SA, 9.375%(1)	600,000	634,650
Societe Generale SA, 10.00%(1)	200,000	219,086
Svenska Handelsbanken AB, 4.375%	400,000	397,910
Swedbank AB, 7.625%	1,000,000	1,036,502
		10,290,838
Capital Markets — 0.4%
UBS Group AG, 9.25%(1)	715,000	773,988
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $11,025,341)		11,064,826
PREFERRED SECURITIES — 4.6%
Banks — 1.6%
Bank of America Corp., 4.375%	735,000	730,471
Citigroup, Inc., 7.625%	565,000	589,070
JPMorgan Chase & Co., 3.65%	550,000	550,000
KeyCorp, 5.00%	465,000	464,968
M&T Bank Corp., 5.125%	215,000	215,816
Truist Financial Corp., 6.67%	890,000	892,973
		3,443,298

Capital Markets — 0.4%
Charles Schwab Corp., 4.00%	637,000	637,000
Northern Trust Corp., 4.60%	295,000	295,122
		932,122
Chemicals — 0.2%
OCP SA, 6.74%(1)	400,000	398,011
Consumer Finance — 0.9%
Ally Financial, Inc., 4.70%	605,000	588,917
Capital One Financial Corp., 3.95%(3)	560,000	557,400
Capital One Financial Corp., 5.50%	655,000	658,059
Sumisho Air Lease Corp., 4.65%	205,000	204,902
		2,009,278
Electric Utilities — 0.3%
NRG Energy, Inc., 10.25%(1)	661,000	721,143
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp., 8.00%(1)	590,000	595,122
Multi-Utilities — 0.2%
Dominion Energy, Inc., 4.35%	477,000	476,281
Oil, Gas and Consumable Fuels — 0.5%
Energy Transfer LP, 6.50%	170,000	170,685
Energy Transfer LP, 6.625%	862,000	872,566
		1,043,251
Trading Companies and Distributors — 0.2%
Aircastle Ltd., 5.25%(1)	509,000	510,044
TOTAL PREFERRED SECURITIES (Cost $10,073,115)		10,128,550
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.5%
Benchmark Mortgage Trust, Series 2018-B5, Class B, 4.57%, 7/15/51	104,014	97,943
Benchmark Mortgage Trust, Series 2020-B16, Class D, 2.50%, 2/15/53(1)	68,000	51,106
BFLD Trust, Series 2025-FPM, Class B, VRN, 5.59%, 10/10/40(1)	105,000	105,569
Citigroup Commercial Mortgage Trust, Series 2020-555, Class E, VRN, 3.50%, 12/10/41(1)	623,000	554,757
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class A, VRN, 4.89%, (1-month SOFR plus 1.26%), 11/15/38(1)	150,000	148,721
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 5.24%, (1-month SOFR plus 1.61%), 11/15/38(1)	200,000	198,240
Morgan Stanley Capital I Trust, Series 2020-L4, Class AS, 2.88%, 2/15/53	126,000	115,228
ONNI Commerical Mortgage Trust, Series 2024-APT, Class A, SEQ, VRN, 5.57%, 7/15/39(1)	200,000	201,762
SCG Mortgage Trust, Series 2024-MSP, Class B, VRN, 6.07%, (1-month SOFR plus 2.44%), 4/15/41(1)	261,000	261,882
SHR Trust, Series 2024-LXRY, Class B, VRN, 6.08%, (1-month SOFR plus 2.45%), 10/15/41(1)	247,000	247,600
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, VRN, 5.07%, (1-month SOFR plus 1.44%), 2/15/42(1)	246,000	244,795
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.67%, 12/10/34(1)	300,000	301,595
UBS Commercial Mortgage Trust, Series 2018-C14, Class B, VRN, 5.10%, 12/15/51	220,000	213,725
Velocity Commercial Capital Loan Trust, Series 2026-1, Class M2, VRN, 5.89%, 2/25/56(1)	264,598	262,404
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, SEQ, VRN, 5.94%, 3/15/40(1)	209,000	209,443
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class D, VRN, 2.60%, 11/15/50(1)	20,000	17,639
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,237,436)		3,232,409
MUNICIPAL SECURITIES — 0.7%
Build NYC Resource Corp. Rev., (RiverSpring Health Senior Living, Inc. Obligated Group), 7.00%, 12/15/30 (1)	1,285,000	1,269,171
Florida Local Government Finance Commission Rev., (Ponte Vedra Pine Co. LLC Obligated Group), 6.75%, 11/15/30 (1)	210,000	209,726
TOTAL MUNICIPAL SECURITIES (Cost $1,495,000)		1,478,897
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.4%
Mexico — 0.4%
Eagle Funding Luxco SARL, 5.50%, 8/17/30(1) (Cost $861,179)	853,000	858,954

BANK LOAN OBLIGATIONS(5) — 0.3%
Entertainment — 0.2%
Discovery Global Holdings, Inc., 2026 USD Term Loan B, 6/30/33(6)	495,000	496,470
Passenger Airlines — 0.1%
American Airlines, Inc., 2024 1st Lien Term Loan B, 5.94%, (6-month SOFR plus 2.25%), 2/15/28	130,950	129,559
TOTAL BANK LOAN OBLIGATIONS (Cost $624,983)		626,029
COLLATERALIZED LOAN OBLIGATIONS — 0.1%
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 5.89%, (1-month SOFR plus 2.26%), 9/15/35(1)	44,081	44,087
BXMT Ltd., Series 2021-FL4, Class AS, VRN, 5.29%, (1-month SOFR plus 1.66%), 5/15/38(1)	250,000	249,694
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 5.61%, (3-month SOFR plus 1.96%), 11/15/28(1)	2,866	2,867
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $286,744)		296,648
SHORT-TERM INVESTMENTS — 13.0%
Money Market Funds — 13.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	26,774,964	26,774,964
State Street Navigator Securities Lending Government Money Market Portfolio(7)	1,575,665	1,575,665
TOTAL SHORT-TERM INVESTMENTS (Cost $28,350,629)		28,350,629
TOTAL INVESTMENT SECURITIES — 112.4% (Cost $245,633,667)		245,516,973
OTHER ASSETS AND LIABILITIES — (12.4)%		(27,142,936)
TOTAL NET ASSETS — 100.0%		$218,374,037

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	1	September 2026	$206,563	$365
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	49	September 2026	$5,381,578	$(16,940)
U.S. Treasury 10-Year Ultra Notes	35	September 2026	3,922,735	(12,287)
U.S. Treasury Long Bonds	4	September 2026	448,875	(2,508)
			$9,753,188	$(31,735)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 46	Buy	(5.00)%	6/20/31	$2,623,500	$(190,024)	$(54,020)	$(244,044)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	–	Credit Derivatives Indexes
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
IO	–	Interest Only
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $105,900,793, which represented 48.5% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,514,884. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $532,901.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(6)The interest rate will be determined upon settlement of the bank loan obligation after period end.
(7)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,575,665.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.  Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$93,768,519	—
U.S. Treasury Securities	—	45,345,707	—
Collateralized Mortgage Obligations	—	26,018,571	—
Asset-Backed Securities	—	24,347,234	—
Convertible Preferred Securities	—	11,064,826	—
Preferred Securities	—	10,128,550	—
Commercial Mortgage-Backed Securities	—	3,232,409	—
Municipal Securities	—	1,478,897	—
Sovereign Governments and Agencies	—	858,954	—
Bank Loan Obligations	—	626,029	—
Collateralized Loan Obligations	—	296,648	—
Short-Term Investments	$28,350,629	—	—
	$28,350,629	$217,166,344	—
Other Financial Instruments
Futures Contracts	$365	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$31,735	—	—
Swap Agreements	—	$244,044	—
	$31,735	$244,044	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.